Insurance Contracts - Summary of Changes of Net Gains (Losses) on Overlay Adjustment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes Of Net Losses On Overlay Adjustment [Abstract]
Beginning	₩ 459,484	₩ 339,202
Recognition of other comprehensive income due to acquisition and valuation	(381,037)	185,906
Reclassification to profit or loss due to disposal	(59,092)	(65,624)
Ending	₩ 19,355	₩ 459,484